PROPERTY OWNED	12 Months Ended
Apr. 30, 2012
PROPERTY OWNED [Abstract]
PROPERTY OWNED
NOTE 4 • PROPERTY OWNED
Property, consisting principally of real estate, is stated at cost less accumulated depreciation and totaled $1.5 billion and $1.4 billion as of April 30, 2012, and 2011, respectively.
Construction period interest of approximately $571,000, $152,000, and $19,000 has been capitalized for the years ended April 30, 2012, 2011, and 2010, respectively.
The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2012, assuming that no options to renew or buy out the lease are exercised, are as follows:
Year Ended April 30,	(in thousands)
2013	$112,174
2014	102,100
2015	90,119
2016	79,637
2017	65,030
Thereafter	206,791
$655,851
See Real Estate Investments within Note 2 for information about impairment losses recorded during fiscal years 2012 and 2011.